File No. 002-77283
                                               Rule 497(j)






                Penn Mutual Variable Annuity Account III
                 The Penn Mutual Life Insurance Company
                       Statement of Certification
      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended


  The Registrant hereby certifies that the forms of prospectuses and statement of additional information that would have been filed under Paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from the prospectuses and statement of additional information incorporated by reference in Post-Effective Amendment No. 23 to its Registration Statement on Form N-4 (File No. 002-77283), which was filed electronically on July 31, 1997 (Accession No. 0000918507-97-000087).





                      PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

                      BY:  THE PENN MUTUAL LIFE INSURANCE COMPANY

                           BY:  /s/ Richard F. Plush
                                Richard F. Plush
                                Vice President


  Date:  August 20, 1997
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